JOINT ARRANGEMENTS - Joint Operations (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Fort Hills Energy Limited Partnership
Disclosure of joint operations
Ownership interest (as percent)	54.11%	54.11%	54.11%
Meadow Creek
Disclosure of joint operations
Ownership interest (as percent)		75.00%	75.00%
Syncrude
Disclosure of joint operations
Ownership interest (as percent)		58.74%	58.74%
Terra Nova
Disclosure of joint operations
Ownership interest (as percent)		37.68%	37.68%
Buzzard
Disclosure of joint operations
Ownership interest (as percent)		29.89%	29.89%
Fenja Development JV
Disclosure of joint operations
Ownership interest (as percent)		17.50%	17.50%
Golden Eagle Area Development
Disclosure of joint operations
Ownership interest (as percent)		26.69%	26.69%
Hibernia and the Hibernia South Extension Unit | Minimum
Disclosure of joint operations
Ownership interest (as percent)		19.19%	19.19%
Hebron
Disclosure of joint operations
Ownership interest (as percent)		21.03%	21.03%
Harouge Oil Operations
Disclosure of joint operations
Ownership interest (as percent)		49.00%	49.00%
North Sea Rosebank Project
Disclosure of joint operations
Ownership interest (as percent)		40.00%	40.00%
Oda
Disclosure of joint operations
Ownership interest (as percent)		30.00%	30.00%
White Rose and the White Rose Extensions | Minimum
Disclosure of joint operations
Ownership interest (as percent)		26.13%	26.13%
White Rose and the White Rose Extensions | Maximum
Disclosure of joint operations
Ownership interest (as percent)		27.50%	27.50%